IMPAIRMENT & OTHER LOSSES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Software	Dec. 31, 2018 USD ($)
Impairment And Other Losses [Abstract]
Goodwill impairment charge	$ 24,862
Impairment of cemetery property	2,800	$ 2,800
Loss on management agreement	2,100
Inventory impairment charges		3,400
Estimated impairment losses related to damaged and unusable merchandise	$ 2,600	$ 8,900
Number of software projects | Software	2
Software Impairment Charges	$ 500